1
The Multi-Disciplinary Income Fund
(KMDNX)
( the “Fund”)
a series of Kinetics Mutual Funds, Inc. (the “Company”)
Supplement dated November 2, 2026
to the currently effective Summary Prospectus of the Fund
The Board of Directors of the Company has approved the following changes, effective January 1, 2027:
The disclosure under “Investment Objectives” in the Fund’s Summary Prospectus is deleted in its entirety and replaced with the following:
The investment objective of the Multi-Disciplinary Income Fund is to seek income.
Please retain this supplement with your Summary Prospectus.